LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

NOTE 11: - LEASES

The Company has entered into various non-cancelable operating lease agreements for certain office spaces, stores and motor vehicles. The leases have remaining lease terms of up to 5 years, some of which may include options to extend the leases for up to an additional 5 years. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured.

The components of operating lease cost recorded under operating expenses were as follows:

	December 31,
	2025	2024
Fixed cost and variable cost that depend on index	$9,875	$7,806
Short-term lease cost	230	900
	$10,105	$8,706

Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2025	2024
Operating lease ROU assets	$22,311	$23,567
Operating lease liabilities, current	6,002	7,106
Operating lease liabilities, non-current	17,463	15,604
Weighted-average remaining lease term (in years)	5.2	4.50
Weighted-average discount rate	4.73%	4.52%

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2025, were as follows:

2026	$6,882
2027	4,629
2028	4,228
2029	3,935
2030	3,373
Thereafter	3,429
Total undiscounted lease payments	26,476
Less: imputed interest	(3,018)
Present value of lease liabilities	$23,458

Cash payments related to operating lease liabilities for the year ended December 31, 2025 were $8,654.